November 1, 2013

Prospectus

	Class A	Class T	Class C	Class I
Compass EMP U.S. 500 Volatility Weighted Fund	CFLAX	CFLTX	CFLCX	CFLIX
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	CHSAX	CHSTX	CHSCX	CHSIX
Compass EMP International 500 Volatility Weighted Fund	CTIAX	CTITX	CTICX	CTIIX
Compass EMP Emerging Market 500 Volatility Weighted Fund	CMKAX	CMKTX	CMKCX	CMKIX
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	CUHAX	CUHTX	CUHCX	CUHIX
Compass EMP International 500 Enhanced Volatility Weighted Fund	CVHAX	CVHTX	CVHCX	CVHIX
Compass EMP REC Enhanced Volatility Weighted Fund	CWRAX	CWRTX	CWRCX	CWRIX
Compass EMP Commodity Strategies Volatility Weighted Fund	CCOAX	CCOTX	CCOCX	CCOIX
Compass EMP Commodity Long/Short Strategies Fund	CCNAX	CCNTX	CCNCX	CCNIX
Compass EMP Long/Short Strategies Fund	CHLAX	CHLTX	CHLCX	CHLIX
Compass EMP Long/Short Fixed Income Fund	CBHAX	CBHTX	CBHCX	CBHIX
Compass EMP Enhanced Fixed Income Fund	CEBAX	CEBTX	CEBCX	CEBIX
Compass EMP Ultra Short-Term Fixed Income Fund	COFAX	n/a	n/a	COFIX

This Prospectus provides important information about the Funds that you should know before investing.  Please Read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Prospectus –

FUND SUMMARY—COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND	2
FUND SUMMARY—COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND	5
FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND	8
FUND SUMMARY—COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND	11
FUND SUMMARY—COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND	14
FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND	18
FUND SUMMARY—COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND	22
FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND	26
FUND SUMMARY—COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND	30
FUND SUMMARY—COMPASS EMP LONG/SHORT STRATEGIES FUND	34
FUND SUMMARY—COMPASS EMP LONG/SHORT FIXED INCOME FUND	38
FUND SUMMARY—COMPASS EMP ENHANCED FIXED INCOME FUND	42
FUND SUMMARY—COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND	45
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	48
MANAGEMENT	59
HOW SHARES ARE PRICED	61
HOW TO PURCHASE SHARES	61
HOW TO REDEEM SHARES	66
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	69
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	69
DISTRIBUTION OF SHARES	70
FINANCIAL HIGHLIGHTS	71
PRIVACY NOTICE	85

FUND SUMMARY—COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.53%	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.64%	1.89%	2.39%	1.39%
Fee Waivers and Expense Reimbursement (1)	(0.43)%	(0.43)%	(0.43)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.21%	1.46%	1.96%	0.96%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.95% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$691	$1,022	$1,376	$2,369
Class T	$493	$882	$1,295	$2,447
Class C	$199	$703	$1,235	$2,690
Class I	$98	$397	$718	$1,627

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 14.88% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of large capitalization companies that have their headquarters in the U.S. and the stock of which trades on a U.S. exchange.  The Fund seeks to track the returns of the CEMP U.S. Large Cap 500 Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.  The Index includes only companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock’s price compared to its mean.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

☐

Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	1.05%	1.05%	1.05%	1.05%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.21%	2.46%	2.96%	1.96%
Fee Waivers and Expense Reimbursement (1)	(0.95)%	(0.95)%	(0.95)%	(0.95)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.26%	1.51%	2.01%	1.01%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.00% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$696	$1,140	$1,609	$2,902
Class T	$498	$1,002	$1,532	$2,978
Class C	$204	$826	$1,474	$3,212
Class I	$103	$523	$969	$2,207

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 25.25% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of small capitalization companies that have their headquarters in the U.S. and the stock of which trades on a U.S. Exchange.  The Fund seeks to track the returns of the CEMP U.S. Small Cap 500 Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S., market capitalizations of less than $3 billion, and the stock of which trades on a U.S. exchange.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.  The Index includes only companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock’s price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks of U.S. issuers included in the Index as of its most recent reconstitution.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Smaller Capitalization Stock Risk.  The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

☐

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

☐

Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP International 500 Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	2.42%	2.42%	2.42%	2.42%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	3.68%	3.93%	4.43%	3.43%
Fee Waivers and Expense Reimbursement (1)	(2.27)%	(2.27)%	(2.27)%	(2.27)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.41%	1.66%	2.16%	1.16%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$710	$1,438	$2,185	$4,140
Class T	$513	$1,304	$2,113	$4,212
Class C	$219	$1,135	$2,061	$4,424
Class I	$118	$841	$1,587	$3,557

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 27.47% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of companies that have their headquarters in a developed country (other than the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  The Fund seeks to track the returns of the CEMP International 500 Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.  The Index includes only those companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock’s price compared to its mean.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular country to 20%.  However, under unfavorable market conditions, the Fund invests at least 30% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of foreign issuers.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Currency Risk.  The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Stock Market Risk.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

☐

Tracking Risks.  The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	7.02%	7.02%	7.02%	7.02%
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	8.41%	8.66%	9.16%	8.16%
Fee Waivers and Expense Reimbursement (1)	(6.87)%	(6.87)%	(6.87)%	(6.87)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.54%	1.79%	2.29%	1.29%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.20% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$723	$2,308	$3,786	$7,063
Class T	$526	$2,188	$3,731	$7,121
Class C	$232	$2,037	$3,694	$7,270
Class I	$131	$1,771	$3,309	$6,747

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 25.32% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of companies that have their headquarters in emerging markets countries and the stock of which trades on an exchange in an emerging market country to track the returns of the CEMP Emerging Market 500 Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.  The Fund’s definition of emerging market is similar to that used by the International Monetary Fund.  Representative emerging market countries are China (Asia), Brazil (South America), Russia (Europe and Asia), India (Asia) and Egypt (Africa).

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in an emerging markets country and the stock of which trades on an exchange in an emerging markets country.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.  The Index includes only those companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock’s price compared to its mean.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular country to 20%.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks included in the Index as of its most recent reconstitution.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Currency Risk.  The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

☐

Emerging Markets Risks.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

☐

Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.39%	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.90%	2.15%	2.65%	1.65%
Fee Waivers and Expense Reimbursement (1)	(0.29)%	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.61%	1.86%	2.36%	1.36%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,111	$1,516	$2,645
Class T	$532	$972	$1,437	$2,722
Class C	$239	$795	$1,378	$2,960
Class I	$138	$491	$869	$1,928

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 12.78% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stocks of large capitalization companies that have their headquarters in the U.S. and the stock of which trades on a U.S. exchange.  The Fund seeks to track the returns of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges with consistent positive earnings (at least 4 most recent quarters) and weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock's price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. Large Cap 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. Large Cap 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. Large Cap 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. Large Cap 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index's large cap stock component is reconstituted every March and September.  When the Index's exposure to the market is less than 100%, the uninvested assets will be invested in short term fixed income securities.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the securities of U.S. issuers.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for equity investments primarily in fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

☐

Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  There is no minimum initial investment for retirement accounts.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an

IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	2.09%	2.09%	2.09%	2.09%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	3.61%	3.86%	4.36%	3.36%
Fee Waivers and Expense Reimbursement (1)	(1.94)%	(1.94)%	(1.94)%	(1.94)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.67%	1.92%	2.42%	1.42%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.40% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$735	$1,448	$2,181	$4,105
Class T	$538	$1,315	$2,110	$4,177
Class C	$245	$1,145	$2,057	$4,389
Class I	$145	$852	$1,583	$3,518

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 26.59% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stocks of large capitalization companies that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.  The Fund seeks to track the returns of the CEMP International 500 Long/Cash Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  The Index includes only those companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock's price compared to its mean.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP International 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP International 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP International 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP International 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index's large cap stock component is reconstituted every March and September.  However, under unfavorable market conditions, the Fund invests at least 30% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of foreign issuers.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for stock investments primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

☐

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

☐

Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP REIT Long/Cash Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.69%	0.69%	0.69%	0.69%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.00%	2.25%	2.75%	1.75%
Fee Waivers and Expense Reimbursement (1)	(0.59)%	(0.59)%	(0.59)%	(0.59)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.41%	1.66%	2.16%	1.16%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$710	$1,112	$1,538	$2,722
Class T	$513	$973	$1,460	$2,798
Class C	$219	$797	$1,401	$3,035
Class I	$118	$493	$893	$2,011

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 35.24% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of real estate investment trusts ("REITs") that are traded on a U.S. exchange.  The Fund seeks to track the returns of the CEMP REIT Long/Cash Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that generally consists of the common stock of the 100 largest REITs by market capitalization that trade on a U.S. exchange with consistent positive earnings (at least 4 most recent quarters) weighted based on the volatility of each stock.  Volatility is a measure of the historical dispersion of a stock's price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 100 stocks depending on the number of companies meeting the Index's criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. REIT 100 Volatility Weighted Index, which is composed of the same REIT stocks as in the Index, but without any allocation to cash.  In other words, the CEMP U.S. REIT 100 Volatility Weighted Index is always 100% invested in REIT stocks.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. REIT 100 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. REIT 100 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. REIT 100 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index's REIT component is reconstituted every March and September.  The Fund concentrates investments in the securities of real estate industry issuers (defined as REITs) because, under normal circumstances, it invests over 25% of its assets in REIT common stocks.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for REIT investments primarily in domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The use of "REC" in the Fund's name is intended to be representative of the two major aspects of the Fund's primary investment strategies: "RE" is referring to real estate-related investments, and "C" is referring to cash allocated to short-term fixed income securities when the Fund is defensively positioned.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes.  The Fund is also subject to real estate industry concentration risk because it normally invests over 25% of its assets in the common stock of REITs.

☐

REIT Risk.  The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.  Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

☐

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

☐

Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, David Hallum, William Webb and David Moore serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP Commodity Volatility Weighted Index before expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.58%	1.83%	2.33%	1.33%
Fee Waivers and Expense Reimbursement (1)	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.45%	1.70%	2.20%	1.20%

 (1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$714	$1,032	$1,372	$2,331
Class T	$516	$892	$1,292	$2,409
Class C	$223	$714	$1,232	$2,652
Class I	$122	$407	$714	$1,586

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 0.18% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing up to 25% of the Fund's net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the "Subsidiary") that will invest primarily in (long only) futures contracts related to the twenty most liquid commodities (such as oil, corn, or gold) by trading volume.  The Fund seeks to track the returns of the CEMP Commodity Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the futures in the Index.

The Index is an unmanaged index that generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume.  The Index is weighted based on the volatility of each commodity.  Volatility is a measure of the historical dispersion of a futures contract's price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Futures contracts with lower volatility receive a higher weighting and futures contracts with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular commodity to 25%.  The Fund defines commodities industries issuers as all commodity-related futures contracts.  The Fund concentrates investments in the securities of commodities industries issuers because, under normal circumstances, it invests over 25% of its assets in the commodities industries.  For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value.  The Fund may gain exposure to a commodity that is scheduled to be included in the Index prior to the effective inclusion date.

The Subsidiary's investments in such commodity futures are weighted based on the volatility of each commodity.  When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.  The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.  The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.

☐

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

☐

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

☐

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, Rob Bateman and Dan Banaszak serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  There is no minimum initial investment for retirement accounts.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND

Investment Objective:  The Fund's objective is capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.77%	2.02%	2.52%	1.52%
Fee Waivers and Expense Reimbursement (1)	(0.11)%	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.66%	1.91%	2.41%	1.41%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$734	$1,089	$1,468	$2,527
Class T	$537	$950	$1,389	$2,604
Class C	$244	$773	$1,329	$2,844
Class I	$143	$469	$817	$1,800

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 0.07% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing up to 25% of the Fund's net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the "Subsidiary") that will invest primarily in (long and short) commodity futures such as oil, corn, or gold , as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.  The Subsidiary may invest in other entities, such as limited partnerships (including commodity pools) and limited liability companies ("Underlying Funds") that invest primarily in (long and short) commodity futures.  When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.  The Subsidiary's investments in futures contracts are weighted based on the volatility of each contract as well as the Advisor's proprietary futures selection strategy.  Volatility is a measure of the historical dispersion of a futures contract's price compared to its mean.  The weight of each futures contract is defined by its own volatility relative to the average volatility of other futures contracts.  Futures contracts with lower volatility receive a higher weighting and futures contracts with higher volatility receive a lower weighting.  The Fund defines commodities industries issuers as all commodity-related futures contracts.  The Fund concentrates investments in the securities of commodities industries issuers because, under normal circumstances, it invests over 25% of its assets (long and/or short) in the commodities industries.  For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value and Underlying Funds including the effects of leverage to commodities (e.g. an Underlying Fund with 2 times leverage to a commodity price changes is counted at twice its value).  The Advisor may engage a sub-adviser or sub-advisers to execute a portion of the Fund's investment strategy.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt.  The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.  The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.

☐

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

☐

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

☐

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

☐

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Manager:  Stephen Hammers, Rob Bateman and Dan Banaszak serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP LONG/SHORT STRATEGIES FUND

Investment Objective:  The Fund's objective is capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.56%	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	2.10%	2.35%	2.85%	1.85%
Fee Waivers and Expense Reimbursement (1)	(0.46)%	(0.46)%	(0.46)%	(0.46)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.64%	1.89%	2.39%	1.39%

 (1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$733	$1,155	$1,601	$2,837
Class T	$536	$1,017	$1,524	$2,913
Class C	$243	$841	$1,465	$3,147
Class I	$142	$538	$960	$2,137

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 0.14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing long or short primarily in a portfolio of equity securities of U.S. companies and companies that have their headquarters in a foreign country (including emerging markets) and the stock of which trades on a U.S. exchange or an exchange in a foreign country (including emerging markets).  The Fund defines equity securities to include common stock, futures on common stock or stock indices, options on common stock; and other entities, including limited partnerships and limited liability companies ("Underlying Funds"), that invest primarily in equity securities.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate debt.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The Fund's Advisor uses a proprietary model to determine whether to be long or short in certain equities, industries, sectors, countries or other parts of the equity markets.  The Fund's Advisor uses the model to attempt to achieve high, low or negative correlations to the broader equity markets.  The Advisor may engage a sub-adviser or sub-advisers to execute a portion of the Fund's investment strategy.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

☐

Emerging Markets Risks.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

☐

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

☐

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

☐

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

☐

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Manager:  Stephen Hammers, Dan Banaszak and Rob Bateman serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP LONG/SHORT FIXED INCOME FUND

Investment Objective:  The Fund's objective is total return.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.35%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.40%	1.65%	2.15%	1.15%
Fee Waivers and Expense Reimbursement (1)	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	1.20%	1.45%	1.95%	0.95%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.90% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$690	$974	$1,278	$2,140
Class T	$492	$833	$1,196	$2,218
Class C	$198	$653	$1,135	$2,465
Class I	$97	$345	$613	$1,377

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 0.08% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing (long or short) primarily in fixed income futures related to bonds issued by U.S. and foreign (non-U.S. and non-emerging markets) companies and governments or by holding fixed income securities.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in fixed income securities, which it defines as including domestic and foreign treasury bills, notes, commercial paper corporate, government debt and other forms of indebtedness.  The Fund may invest directly in bond futures, individual domestic and foreign government bonds or domestic and foreign corporate notes and bonds or indirectly in such investments through limited partnerships, limited liability companies and other types of pooled investment vehicles ("Underlying Funds").  Some Underlying Funds that invest in bond or interest rate derivatives may technically be considered commodity pools.  The Fund's investments will be weighted based on the volatility of each investment.  Volatility is a measure of the historical dispersion of an investment's price compared to its mean.  The weight of each investment is defined by its own volatility relative to the average volatility of other investments.  Investments with lower volatility receive a higher weighting and investments with higher volatility receive a lower weighting.  The Fund seeks to limit risk by hedging during unfavorable market conditions by reducing its exposure to the market.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.  The Advisor may engage a sub-adviser or sub-advisers to execute a portion of the Fund's investment strategy.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in fixed income securities, including domestic and foreign treasury bills, notes, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

☐

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

☐

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

☐

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

☐

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment Advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, Dan Banaszak and Rob Bateman serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP ENHANCED FIXED INCOME FUND

Investment Objective:  The Fund's objective is total return.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.05%	1.30%	1.80%	0.80%
Fee Waivers and Expense Reimbursement (1)	(0.17)%	(0.17)%	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.88%	1.13%	1.63%	0.63%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.60% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$660	$874	$1,106	$1,771
Class T	$461	$732	$1,023	$1,850
Class C	$166	$550	$960	$2,104
Class I	$65	$239	$428	$976

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 0.04% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily (long only) directly in fixed income securities issued by U.S. and foreign (non-U.S. and non-emerging markets) companies and governments.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in fixed income securities, which it defines as including domestic and foreign treasury bills, notes, commercial paper, corporate and government debt and other forms of indebtedness.  The Fund may invest directly in bond futures, individual domestic and foreign government notes and bonds or domestic and foreign corporate debt or indirectly in such investments through limited partnerships, limited liability companies and other types of pooled investment vehicles ("Underlying Funds").  Some Underlying Funds that invest in bond or interest rate derivatives may technically be considered commodity pools.  The Fund's investments will be weighted based on the volatility of each investment.  Volatility is a measure of the historical dispersion of an investment's price compared to its mean.  The weight of each investment is defined by its own volatility relative to the average volatility of other investments.  Investments with lower volatility receive a higher weighting and investments with higher volatility receive a lower weighting.  The Fund will invest its cash in excess of the amount required for futures collateral primarily in fixed income securities, including domestic and foreign treasury bills, notes, commercial paper and corporate bonds.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.

The Fund's target fixed income portfolio duration is two to ten years; however, the Fund may reduce the portfolio duration based on the rising trend of yields or the declining trend of fixed income securities prices.  In considering fixed income securities or indirect investments in fixed income securities, the credit rating for these securities is expected to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

☐

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

☐

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

☐

Leverage Risk. Using derivatives to increase the Fund's long exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

☐

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, Dan Banaszak and Rob Bateman serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500 for Class A, Class C and Class T shares and $100,000 for Class I shares.  The minimum subsequent investment in each share class is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY—COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND

Investment Objective:  The Fund's objective is current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 61 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 60 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.41%	0.41%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.08%	0.83%
Fee Waivers and Expense Reimbursement (1)	(0.36)%	(0.36)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.72%	0.47%

(1)

The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.45% for each class of shares of the Fund.  The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$173	$404	$654	$1,369
Class I	$48	$228	$424	$989

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period from November 19, 2012 to June 30, 2013, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in domestic and foreign treasury bills and notes, commercial paper and corporate debt.  The dollar-weighted average fixed income maturity of the Fund is expected to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) directly in fixed income instruments, which the Fund defines to include domestic and foreign treasury bills and notes, commercial paper, corporate debt and other forms of indebtedness, with a remaining maturity of one year, or less.  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

☐

Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Advisor: Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund's investment advisor (the "Advisor").

Portfolio Managers:  Stephen Hammers, Rob Bateman and Dan Banaszak serve as the Fund's Portfolio Management Team.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $2,500, and the minimum subsequent investment is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

Compass EMP U.S. 500 Volatility Weighted Fund ("U.S. 500 Fund")

The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before expenses.

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund ("Small Cap Fund")

The Fund seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before expenses.

Compass EMP International 500 Volatility Weighted Fund ("International Fund")

The Fund seeks to provide investment results that match the performance of the CEMP International 500 Volatility Weighted Index before expenses.

Compass EMP Emerging Market 500 Volatility Weighted Fund ("Emerging Market Fund")

The Fund seeks to provide investment results that match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund ("U.S. 500 Enhanced Fund")

The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

Compass EMP International 500 Enhanced Volatility Weighted Fund ("International 500 Enhanced Fund")

The Fund seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

Compass EMP REC Enhanced Volatility Weighted Fund ("REC Fund")

The Fund seeks to provide investment results that match the performance of the CEMP REIT Hedged Volatility Weighted Index before expenses.

Compass EMP Commodity Strategies Volatility Weighted Fund ("Commodity Strategies Fund")

The Fund seeks to provide investment results that match the performance of the CEMP Commodity Volatility Weighted Index before expenses.

Compass EMP Commodity Long/Short Strategies Fund ("Commodity Long/Short Fund")

The Fund's objective is capital appreciation.

Compass EMP Long/Short Strategies Fund ("Long/Short Fund")

The Fund's objective is capital appreciation.

Compass EMP Long/Short Fixed Income Fund ("Long/Short Fixed Income Fund")

The Fund's objective is total return.

Compass EMP Enhanced Fixed Income Fund ("Enhanced Fixed Income Fund")

The Fund's objective is total return.

Compass EMP Ultra Short-Term Fixed Income Fund ("Ultra Short-Term Fund")

The Fund's objective is current income.

Each Fund's investment objective(s) is/are a non-fundamental policy and may be changed by the Funds' Board of Trustees upon 60 days' written notice to shareholders.  Each Fund with an 80% or 30%

investment policy may have this policy changed by the Board of Trustees upon 60 days' written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

U.S. 500 Fund

The CEMP U.S. Large Cap 500 Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of the common stock of the 500 largest companies that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges by market capitalization.  The Index includes only companies with positive earnings for the previous four quarters.  The Index is then weighted based on the volatility of each stock relative to the average volatility of all of the stocks in the Index.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September.  Stocks that would otherwise be included in the Index may be excluded if their inclusion would cause the Index to have more than 25% exposure to any particular sector.  In such event, the stock of the smallest company by market capitalization in the Index in the over-exposed sector is removed from the Index until the exposure is at or less than 25%.  Companies may be added to the Index in between reconstitution dates only as a result of a merger or acquisition and only if the new company has had positive earnings for the previous four quarters.

Small Cap Fund

The CEMP U.S. Small Cap 500 Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S., market capitalizations of less than $3 billion, and the stock of which trades on a U.S. exchange.  The Index includes only companies with positive earnings for at least the previous four quarters.  The Index is then weighted based on the volatility of each stock relative to the average volatility of all of the stocks in the Index.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September.  Stocks that would otherwise be included in the Index may be excluded if their inclusion would cause the Index to have more than 25% exposure to any particular sector.  In such event, the stock of the smallest company by market capitalization in the Index in the over-exposed sector is removed from the Index until the exposure is at or less than 25%.  Companies may be added to the Index in between reconstitution dates only as a result of a merger or acquisition and only if the new company has had positive earnings for the previous four quarters.

International Fund

The CEMP International 500 Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  The Index includes only companies with positive earnings for the previous four quarters and sufficient liquidity based on the average volume of shares traded.  The Fund considers trading volume sufficient if the price of a company's shares is not materially impacted by the Fund's buying and selling.  The Index is then weighted based on the volatility of each stock relative to the average volatility of all of the stocks in the Index.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September.  Stocks that would otherwise be included in the Index may be excluded if their inclusion would cause the Index to have more than 20% exposure to any particular country.  In such event, the stock of the smallest company by market capitalization in the Index in the over-exposed country is removed and replaced with the stock of the next largest company from a different country until the exposure for all countries is at or less than 20%.  Companies may be added to the Index in between reconstitution dates only as a result of a merger or acquisition and only if the new company has had positive earnings for the previous four quarters.

Emerging Market Fund

The CEMP International 500 Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in an emerging markets country and the stock of which trades on an exchange in an emerging markets country.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.  The Index includes only those companies with consistent positive earnings and is weighted based on the volatility of each stock.  The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September and is adjusted to limit exposure to any particular country to 20%.

U.S. 500 Enhanced Fund

The CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (the "U.S. 500 Long/Cash Index") is an unmanaged index that generally consists of the stocks in the CEMP U.S. Large Cap 500 Volatility Weighted Index as described above.

The U.S. 500 Long/Cash Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. Large Cap 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. Large Cap 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The U.S. 500 Long/Cash Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. Large Cap 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. Large Cap 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the U.S. 500 Long/Cash Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the U.S. 500 Long/Cash Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the U.S. 500 Long/Cash Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting and the U.S. 500 Long/Cash Index will then be 100% invested in stocks.

When the U.S. 500 Long/Cash Index's exposure to the market is less than 100%, the Fund's uninvested assets will be invested in short term fixed income securities, including U.S. Treasury bills and notes, money market funds, commercial paper and corporate debt, or in other entities that invest in such fixed income securities.

International 500 Enhanced Fund

The CEMP International 500 Long/Cash Volatility Weighted Index (the "International 500 Long/Cash Index") is an unmanaged index that generally consists of the stocks in the CEMP International 500 Volatility Weighted Index as described above.

The International 500 Long/Cash Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP International 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP International 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The International 500 Long/Cash Index will return to being fully invested if the month end value of the stocks in the CEMP International 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP International 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the International 500 Long/Cash Index will be reinvested from cash equivalents back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the International 500 Long/Cash Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the International 500 Long/Cash Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting and the International 500 Long/Cash Index will then be 100% invested in stocks.

When the International 500 Long/Cash Index's exposure to the market is less than 100%, the Fund's uninvested assets will be invested in short term fixed income securities, including U.S. Treasury bills and notes, money market funds, commercial paper and corporate debt, or in other entities that invest in such fixed income securities.

REC Fund

The CEMP REIT Long/Cash Volatility Weighted Index (the "REIT Long/Cash Index") is an unmanaged index that generally consists of the common stock of the 100 largest real estate investment trusts ("REITs") by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges.  The REIT Long/Cash Index includes only companies with positive earnings for the previous four quarters.  The REIT Long/Cash Index is then weighted based on the volatility of each stock relative to the average volatility of all of the stocks in the REIT Long/Cash Index.  The REIT Long/Cash Index may include less than 100 stocks depending on the number of companies meeting the REIT Long/Cash Index's criteria. The REIT Long/Cash Index is reconstituted every March and September.  Stocks that would otherwise be included in the REIT Long/Cash Index may be excluded if their inclusion would cause the Index to have more than 25% exposure to any particular type of REIT (e.g., apartments, storage, shopping centers).  In such event, the stock of the smallest company by market capitalization in the REIT Long/Cash Index of the over-exposed type is removed from the REIT Long/Cash Index until the exposure is at or less than 25%.  Companies may be added to the REIT Long/Cash Index in between reconstitution dates only as a result of a merger or acquisition and only if the new company has had positive earnings for the previous four quarters.

The REIT Long/Cash Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. REIT 100 Volatility Weighted Index, which is composed of the same REIT stocks as in the REIT Long/Cash Index, but without any allocation to cash.  In other words, the CEMP U.S. REIT 100 Volatility Weighted Index is always 100% invested in REIT stocks.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. REIT 100 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The REIT Long/Cash Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. REIT 100 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. REIT 100 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the REIT Long/Cash Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the REIT Long/Cash Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. REIT 100 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the REIT Long/Cash Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting and the REIT Long/Cash Index will then be 100% invested in stocks.

When the REIT Long/Cash Index's exposure to the market is less than 100%, the Fund's uninvested assets will be invested in short term fixed income securities, including U.S. Treasury bills and notes, money market funds, commercial paper and corporate debt, or in other entities that invest in such fixed income securities.

Commodity Strategies Fund

The CEMP Commodity Volatility Weighted Index (the "Index") is an unmanaged index that generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume.  The Index is weighted based on the volatility of each commodity.  The Index is reconstituted every March and September and is adjusted to limit the exposure to any one commodity to 25%.  As a non-principal strategy, the Subsidiary may invest in other entities, such as limited partnerships (including commodity pools) and limited liability companies that invest primarily in commodity futures.

CEMP Commodity Volatility Weighted Index (the "Index") is the exclusive property of Compass Efficient Model Portfolios, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) ("S&P Dow Jones Indices") to calculate and maintain the Index. S&P® and S&P Custom Indices® are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); Dow Jones® is a registered is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed to S&P Dow Jones Indices. "Calculated by S&P Custom Indices" and its related stylized mark(s) are service marks of SPFS and have been licensed for use by S&P Dow Jones Indices and sublicensed for certain purposes by Compass Efficient Model Portfolios, LLC.

Compass Efficient Model Portfolios, LLC's Compass EMP Commodity Strategies Volatility Weighted Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, "S&P Dow Jones Indices Entities"). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Compass Efficient Model Portfolios, LLC's Compass EMP Commodity Strategies Volatility Weighted Fund or any member of the public regarding the advisability of investing in securities generally or in Compass Efficient Model Portfolios, LLC's Compass EMP Commodity Strategies Volatility Weighted Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Compass Efficient Model Portfolios, LLC with respect to the Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Index. S&P Dow Jones Indices Entities is not responsible for and has not participated in the determination of the prices and amount of the Compass EMP Commodity Strategies Volatility Weighted Fund or the timing of the issuance or sale of the Compass EMP Commodity Strategies Volatility Weighted Fund or in the determination or calculation of the equation by which the Compass EMP Commodity Strategies Volatility Weighted Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Compass EMP Commodity Strategies Volatility Weighted Fund.  S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES

MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY COMPASS EFFICIENT MODEL PORTFOLIOS, LLC, OWNERS OF THE COMPASS EFFICIENT MODEL PORTFOLIOS, LLC'S COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

Subsidiary

By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  Specifically, the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  Sub-chapter M requires, among other things, that at least 90% of the Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income").  The Fund may also make investments in certain commodity-linked securities through the Subsidiary because income from these securities is not treated as "qualifying income" for purposes of the 90% income requirement if the Fund invests in the security directly.

The Internal Revenue Service has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund's investment in a wholly-owned foreign subsidiary will constitute "qualifying income" for purposes of Subchapter M.  The Fund does not have a private letter ruling, but fully intends to comply with the IRS' rules if the IRS were to change its position.  To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of "Subpart F" income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary's investments during the fiscal year.  Such dividend distributions are "qualifying income" pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary.  For that reason, references to the Fund may also include the Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Commodity Long/Short Fund

The Fund seeks to achieve its investment objectives by investing up to 25% of the Fund's net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the "Subsidiary") that will invest primarily in (long and short) commodity futures, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.  When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.  The Subsidiary's investments in futures contracts are weighted based on the volatility of each contract.

The Fund will invest the balance of its assets primarily in fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds. The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).

Subsidiary

By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  Specifically, the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  Sub-chapter M requires, among other things, that at least 90% of the Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income").  The Fund may also make investments in certain commodity-linked securities through the Subsidiary because income from these securities is not treated as "qualifying income" for purposes of the 90% income requirement if the Fund invests in the security directly.

The Internal Revenue Service has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund's investment in a wholly-owned foreign subsidiary will constitute "qualifying income" for purposes of Subchapter M.  The Fund does not have a private letter ruling, but fully intends to comply with the IRS' rules if the IRS were to change its position.  To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of "Subpart F" income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary's investments during the fiscal year.  Such dividend distributions are "qualifying income" pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary.  For that reason, references to the Fund may also include the Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Long/Short Fund

The Fund seeks to achieve its investment objective by investing long or short primarily in a portfolio of equity securities of U.S. companies and of companies that have their headquarters in a foreign country (including emerging markets) and the stock of which trades on a U.S. exchange or an exchange in a foreign country (including emerging markets).  The Fund defines equity securities to include common stock, futures on common stock or stock indices, limited partnerships and limited liability companies, that invest primarily in equity securities.

The Fund's Advisor uses a proprietary model to determine whether to be long or short in certain equities, industries, sectors, countries or other parts of the equity markets.  The Fund's Advisor uses the model to attempt to achieve high, low or negative correlations to the broader equity markets.

Long/Short Fixed Income Fund

The Fund seeks to achieve its investment objectives by investing (long or short) primarily in fixed income futures related to bonds issued by U.S. and foreign (non-U.S. and non-emerging markets) companies and governments or by holding fixed income securities.  The Fund may invest directly in bond futures, individual domestic and foreign government notes and bonds or domestic and foreign corporate notes or bonds, or indirectly in such investments through limited partnerships, limited liability companies and other types of pooled investment vehicles ("Underlying Funds").  Some Underlying Funds that invest in bond or interest rate derivatives may technically be considered commodity pools.  The Fund's fixed income investments will be weighted based on the volatility of each investment.  The Fund seeks to limit risk during unfavorable market conditions by reducing its exposure to the market.  Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).

Enhanced Fixed Income Fund

The Fund seeks to achieve its investment objectives by investing primarily (long only) directly in fixed income securities issued by U.S. and foreign (non-U.S. and non-emerging markets) companies and governments.  The Fund may invest directly in bond futures, individual domestic and foreign government notes and bonds or domestic and foreign corporate debt or indirectly in such investments through limited partnerships, limited liability companies and other types of pooled investment vehicles, including commodity pools.  The Fund's fixed income investments will be weighted based on the volatility of each investment.

The Fund's target bond duration is two to ten years; however, the Fund may reduce the bond duration based on the rising trend of yields or the declining trend of bond prices.  In considering fixed income securities or indirect investments in investment companies or other entities that invest in fixed income securities, credit rating for these securities is expected to be investment grade (defined as having a rating of BBB- and above).

Ultra Short-Term Fund

The Fund seeks to achieve its investment objectives by investing primarily in domestic and foreign treasury bills and notes, commercial paper and corporate debt.  The dollar-weighted average fixed income maturity of the Fund is expected to be 12 months or less and and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) directly in fixed income instruments, which the Fund defines to include domestic and foreign treasury bills and notes, commercial paper, corporate debt and other forms of indebtedness, with a remaining maturity of one year, or less.  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Manager-of-Managers Structure

The Trust and the Advisor have received an exemptive order (the "Order") from the SEC that permits the Advisor, with Board of Trustees approval, to enter into sub-advisory agreements with sub-advisers without obtaining shareholder approval.  The Order also permits the Advisor, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the Advisor and the Trustees believe such action will benefit a Fund and its shareholders.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor.

Temporary Defensive Positions

From time to time, any Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Funds may hold all or a portion of their respective assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although a Fund would do this only in seeking to avoid losses, the Fund will not be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. Each Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Fund will achieve its investment objective.  Each Fund's share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds. Each Fund is not intended to be a complete investment program.

The following section summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund's Fund Summary section of its Prospectus.

Each Fund is subject to the following principal investment risks as noted below.

Risk	Commodity	Currency	Emerging Markets	Fixed Income	Foreign Exposure	Futures	Junk Bond	Leverage	Limited History of Operations	Liquidity	Management	Real Estate	REIT	Short Position	Smaller Capitalization Stock	Stock Market	Tracking	Underlying Funds	Wholly-Owned Subsidiary
U.S. 500 Fund									X		X					X	X
Small Cap Fund									X		X				X	X	X
International Fund		X			X				X		X					X	X
Emerging Market Fund		X	X		X				X	X	X					X	X
REC Fund				X	X		X		X		X	X	X			X	X
U.S. 500 Enhanced Fund				X			X		X		X					X	X
Long/Short Fund		X	X	X	X	X	X	X	X		X			X		X		X
International 500 Enhanced Fund		X		X	X		X		X		X					X	X
Commodity Long/Short Fund	X			X	X	X	X	X	X		X			X				X	X
Commodity Strategies Fund	X			X	X	X	X	X	X		X						X		X
Long/Short Fixed Income Fund		X		X	X	X	X	X	X		X			X				X
Enhanced Fixed Income Fund		X		X	X	X	X	X	X		X							X
Ultra Short-Term Fund				X	X		X		X		X

☐

Commodity Risk. When the Funds invest directly in securities or indirectly in entities that invest in (1) companies that derive a large portion of their revenue or profit from commodities or (2) commodity-linked securities, the Funds will be exposed to commodity-related risks.  The Funds may also invest directly or indirectly in commodity-related futures contracts that are exposed to commodity-related risks. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors.  Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.  The value of commodity-related securities may also be affected by changes in overall market movements, commodity index volatility, changes in interest rates and the global economy.

☐

Currency Risk. Although each Fund will report its net asset value and pay dividends in U.S. dollars, when a Fund invests on a foreign exchange in foreign currency denominated or foreign currency-linked securities, the Fund will be exposed to currency risk.  This means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.  Also, the limited partnerships and limited liability companies in which the Funds invest may engage in various investments that are designed to hedge foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements

☐

Emerging Markets Risks.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

☐

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases.  In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

☐

Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o

Foreign Exchanges Risk:  The Fund may place trades on exchanges in foreign markets. Regulations of U.S. governmental agencies may not apply to transactions on foreign markets.  Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

☐

Futures Risk. The Funds' use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the Advisor's expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike some securities upon which they are based.

☐

Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These securities are considered speculative.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and a Fund's share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund's ability to sell its bonds (liquidity risk).  Such securities may also include "Rule 144A" securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease a Fund's share price.  If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

☐

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price. The use of leverage may cause the Fund to liquidate portfolio positions at inopportune times to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than would otherwise be the case.

☐

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

☐

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

☐

Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular derivative or security that a Fund is long or short and may not produce the desired results.  The Advisor's judgments about the expected return of a security or derivative in relation to an index, which some Funds seek to track, may prove to be incorrect and cause a Fund's returns to differ from that of its respective index.

☐

Real Estate Risk. The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market.  These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  REITs are also heavily dependent upon the success of their management teams and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

☐

REIT Risk.  The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.  Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

☐

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

☐

Small Capitalization Stock Risk. The earnings and prospects of smaller sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

☐

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

☐

Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

☐

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund may pay performance based fees to its manager.  Underlying Funds are subject to specific risks, depending on the nature of the investment strategy of the fund.

☐

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, the Fund wholly owns and controls the Subsidiary.  The investments of the Fund and Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary.  Also, the Advisor, in managing the Subsidiary's portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, when viewed on a consolidated basis.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES

A description of the Funds' policies regarding disclosure of the securities in each Fund's portfolio is found in the Statement of Additional Information.  Shareholders may request portfolio holdings schedules at no charge by calling toll free 1-888-944-4367.

MANAGEMENT

Investment Adviser:  Compass Efficient Model Portfolios, LLC, also known as Compass EMP (the "Advisor"), a Tennessee limited liability company located at 213 Overlook Circle, Suite A-1, Brentwood,

TN 37027, serves as investment adviser to the Funds.  Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Funds' business affairs.  The Advisor is responsible for selecting each Fund's investments according to its investment objective, polices, and restrictions.  The Advisor was established in 1996 and has been advising mutual funds since 2008.  As of June 30, 2013, Compass Efficient Model Portfolios, LLC had approximately $1.01 billion in assets under management.

Pursuant to a Management Agreement, each Fund pays the Advisor, on a monthly basis, an annual advisory fee based on the Fund's average daily net assets, as described in the table below.  Additionally, the Advisor has contractually agreed to waive fees and/or reimburse Fund expenses, but only to the extent necessary to maintain each Fund's total annual operating expenses (exclusive of any taxes, interest, brokerage commissions,  acquired fund fees and expenses, 12b-1 distribution and/or servicing fees, and extraordinary expenses such as litigation or reorganization costs inclusive of organizational costs incurred prior to the commencement of operations) at the following amount through October 31, 2014:

Fund	Management Fee	Expense Limit
U.S. 500 Fund	0.85%	0.95%
Small Cap Fund	0.90%	1.00%
International Fund	1.00%	1.15%
Emerging Market Fund	1.05%	1.20%
U.S. 500 Enhanced Fund	1.25%	1.35%
International 500 Enhanced Fund	1.25%	1.40%
REC Fund	1.05%	1.15%
Commodity Strategies Fund	1.05%	1.15%
Commodity Long/Short Fund	1.25%	1.35%
Long/Short Fund	1.25%	1.35%
Long/Short Fixed Income Fund	0.75%	0.90%
Enhanced Fixed Income Fund	0.50%	0.60%
Ultra Short-Term Fund	0.40%	0.45%

A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement will be available in each Fund's most recent annual report to shareholders for the period ended June 30, 2013.

Portfolio Managers:  Stephen Hammers, CIMA, is a managing partner, co-founder and chief investment officer of the Advisor. Mr. Hammers has served in those roles since March of 2003 when the Advisor was registered with the SEC.  David Moore, CFP, is a managing partner, co-founder and chairman of the Advisor.  Mr. Moore has served in those roles since March of 2003 when the Advisor was registered with the SEC.  David Hallum, is Vice President of Trading of the Advisor, where he has been employed since 2005.  Dan Banaszak is a Portfolio Manager/Analyst of the Advisor, where he has been employed since 2011.  Prior to joining the Advisor, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade from 2010 to 2011 and an options trader with Lerner Trading Group from 2007 to 2010.  Rob Bateman is a Portfolio Manager/Analyst of the Advisor, where he has been employed since 2007.  Prior to joining the Advisor, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. from 2004 to 2007 and at PFIC Securities from 2000 to 2004.  William Webb is a Portfolio Manager/Analyst and Client Advisor for the Advisor, where he has been employed since 2008.  Prior to joining the Advisor, he was employed by Edward Jones from 2005 through 2008.

The Funds' Statement of Additional Information provides additional information about each Portfolio Manager's compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of shares of a Fund.

HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds' investments are valued each day at the last quoted sales price on each investment's primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Advisor in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, a Fund's NAV will reflect certain portfolio investments' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

A Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund.  In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Advisor may need to price the security using a Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes:  This Prospectus describes four classes of shares offered by each Fund: Class A, Class T, Class C and Class I (except for the Ultra Short-Term Fund, which offers only Class A and Class I shares).  The Funds offer these classes of shares so that you can choose the class that best suits your investment needs.  Refer to the information below so that you can choose the class that best suits your investment needs.  The main differences between each class are sales charges, ongoing fees and minimum investment.  In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares.  Each class of shares in a Fund represents an interest in the same portfolio of investments within the Fund.  The Funds reserves the right to waive sales charges.  All share classes may not be available in all states.

Class A and Class T Shares

Class A and Class T shares are offered at the public offering price, which is net asset value per share plus the applicable sales charge.  The minimum initial investment in the Class A and Class T shares is $2,500 and the minimum subsequent investment is $50.  There is no minimum initial investment for 401(k) plan retirement accounts and those deemed by the Advisor to be substantially similar to 401(k) accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  If you invest in more than one class of a Fund, you should notify the Fund of your combined Class A and Class T purchase amount in order to determine whether you qualify for a reduced sales charge.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below. Class A and Class T shares pay up to 0.25% and 0.50%, respectively, on an annualized basis of the average daily net assets of the class as reimbursement or compensation for service and distribution-related activities with respect to a Fund and/or shareholder services.  The following sales charges apply to your purchases of Class A and Class T shares of the Fund:

Class A (All Funds except Ultra Short-Term Fund) Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above	1.00%	1.01%	1.00%

Class A Ultra Short-Term Fund Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	1.00%	1.01%	1.00%
$50,000 but less than $100,000	0.80%	0.81%	0.80%
$100,000 but less than $250,000	0.60%	0.60%	0.60%
$250,000 but less than $500,000	0.40%	0.40%	0.40%

$500,000 but less than $1,000,000	0.20%	0.20%	0.20%
$1,000,000 and above	0.10%	0.10%	0.10%

Class T Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and above	0.50%	0.51%	0.50%

You may be able to buy Class A Shares and Class T Shares without a sales charge (i.e. "load-waived") when you are:

☐

reinvesting dividends or distributions;

☐

participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

☐

exchanging an investment in Class A Shares or Class T Shares of another fund for an investment in the Fund, subject to Advisor’s approval;

☐

a current or former director or trustee of the Trust;

☐

an employee (including the employee's spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Fund's Advisor or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

☐

purchasing shares through the Fund's Advisor; or

☐

purchasing shares through a financial services firm (such as a broker-dealer, investment adviser or financial institution) that has a special arrangement with the Funds.

Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A and Class T shares of any Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

☐

an individual;

☐

an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

☐

a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Fund's distributor, Northern Lights Distributors, LLC at the time of your purchase. You will need to give the Distributor your account numbers.  Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class A and Class T shares of any Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude a Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Class C Shares:  Class C shares of a Fund are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of a Fund.  Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to a Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.  The minimum initial investment in the Class C shares is $2,500 and the minimum subsequent investment is $50.  There is no minimum initial investment for 401(k) plan retirement accounts and those deemed by the Advisor to be substantially similar to 401(k) accounts.

Class I Shares:  Class I shares of a Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A, Class T and Class C shares. This means that 100% of your initial investment is placed into shares of the Fund.  Class I shares require a minimum initial investment of $100,000.  There is no minimum initial investment for 401(k) plan retirement accounts and those deemed by the Advisor to be substantially similar to 401(k) accounts.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in a Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the Fees and Expenses of the Fund section for a Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares:  You may purchase shares of a Fund by sending a completed application form to the following address:

Regular Mail Compass EMP Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Compass EMP Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

The USA PATRIOT Act requires financial institutions, including a Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, a Fund may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Transactions through www.CompassEMPFunds.com:  You may purchase the Fund's shares and redeem the Fund's shares through the website www.CompassEMPFunds.com.  To establish Internet transaction privileges you must enroll through the website.  You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You will be required to enter into a user's agreement through the website in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase shares through the website you must also have ACH instructions on your account.

Redemption proceeds may be sent to you by check to the address of record, or if your account has existing bank information, by wire or ACH.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the website.  The Funds imposes a limit of $50,000 on purchase and redemption transactions through the website.  Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties.  While the Funds and its service providers have established certain security procedures, the Funds, its distributor and its transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the Funds nor its transfer agent, distributor nor Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

Automatic Investment Plan:  You may participate in a Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Funds at 1-888-944-4367 for more information about a Fund's Automatic Investment Plan.

Purchase through Brokers:  You may invest in the Funds through brokers or agents who have entered into selling agreements with a Fund's distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of a Fund.  A Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in a Fund, please call the Funds at 1-888-944-4367 for wiring instructions and to notify a Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. A Fund will normally accept wired funds for investment on the day received if they are received by a Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Minimum and Additional Investment Amounts:  The minimum initial investment in Class A, Class T and Class C shares is $2,500 and the minimum subsequent investment is $50.  The minimum initial investment in Class I shares is $100,000.  Subsequent investment in Class I shares may be in any amount.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.  A Fund reserves the right to waive any investment minimum.

A Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the Funds.  A Fund will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, a Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Fund's transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the NAV per share next determined after a Fund receives your application or request in good order.  All requests received in good order by a Fund before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

☐

the name of the Fund

☐

the dollar amount of shares to be purchased

☐

a completed purchase application or investment stub

☐

check payable to the "Compass EMP Funds"

Retirement Plans:  You may purchase shares of a Fund for your individual retirement plans.  Please call the Funds at 1-888-944-4367 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares:  You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail Compass EMP Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Compass EMP Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to a Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-888-944-4367.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

A Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  A Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If a Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Fund's transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan:  If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in a Fund's Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers.  You may elect to make subsequent withdrawals by transfers of a minimum of $100 on specified days of each month into your established bank account.  Please contact the Funds at 1-888-944-4367 for more information about the Fund's Automatic Withdrawal Plan.

Transactions through www.CompassEMPFunds.com:  You may redeem a Fund's shares through the website www.CompassEMPFunds.com as more fully described above.

Redemptions in Kind:  Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than (the lesser of) $250,000 or 1% of a Fund's assets.  The securities will be chosen by the Fund and valued under the Fund's net asset value procedures.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order."  If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

☐

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

☐

The request must identify your account number;

☐

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

☐

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

☐

you request a redemption to be made payable to a person not on record with a Fund;

☐

you request that a redemption be mailed to an address other than that on record with a Fund;

☐

the proceeds of a requested redemption exceed $50,000;

☐

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

☐

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Exchange Privilege.  You may exchange shares of a particular class of a Fund only for shares of the same class of another Fund. For example, you can exchange Class A shares of the U.S. 500 Fund for Class A shares of the Small Cap Fund. Shares of the Fund selected for exchange must be available for sale in your state of residence. You must meet the minimum purchase requirements for the Fund you purchase by exchange. For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Fund's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy."

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Fund's shareholders.

Based on the frequency of redemptions in your account, the Advisor or transfer agent may in its discretion, consistent with the Market Timing Trading Policy determine that your trading activity is detrimental to a Fund as described in the Fund's Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of a Fund.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither a Fund nor the Advisor will be liable for any losses resulting from rejected purchase orders. The Advisor may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with a Fund.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that a Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of a Fund.  While the Funds will encourage financial intermediaries to apply a Fund's Market Timing Trading Policy to their customers who invest indirectly in a Fund, a Fund is limited in its ability to monitor the trading activity or enforce a Fund's Market Timing Trading Policy with respect to customers of financial intermediaries.  For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply a Fund's Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to a Fund's Market Timing Trading Policy. Brokers maintaining omnibus accounts with a Fund have agreed to provide shareholder transaction information to the extent known to the broker to a Fund upon request. If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, a Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

The Compass EMP Ultra Short-Term Fixed Income Fund and Compass EMP REC Enhanced Volatility Weighted Fund intend to distribute substantially all of their net investment income monthly.  The Compass

EMP Enhanced Fixed Income Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Long/Short Strategies Fund and Compass EMP Emerging Market 500 Volatility Weighted Fund intend to distribute substantially all of their net investment income quarterly.  The Compass EMP Enhanced Fixed Income Fund and Compass EMP Long/Short Fixed Income Fund intend to distribute net capital gains quarterly.  The Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Long/Short Strategies Fund, and Compass EMP Ultra Short-Term Fixed Income Fund plan to distribute net capital gains annually in December.  All distributions will be reinvested in shares of a Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year a Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires a Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Funds are required to withhold taxes if a number is not delivered to a Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisers to determine the tax consequences of owning the Fund's shares.

DISTRIBUTION OF SHARES

Distributor:  Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the shares of the Funds.  Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of each Fund are offered on a continuous basis.

Distribution Fees:  The Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 ("12b-1 Plan" or "Plan"), pursuant to which each Fund pays the Fund's distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund's average daily net assets attributable to Class A shares, 0.50% of the Fund's average daily net assets attributable to Class T shares and 1.00% of the Fund's average daily net assets attributable to Class C shares.

The Funds' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  A Fund's distributor, its affiliates, and a Fund's Advisor may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of a Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, a Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-888-944-4367 on days the Funds are open for business or contact your financial institution. A Fund will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the financial statements audited by BBD, LLP whose report, along with the Fund’s financial statements, are included in the Fund’s June 30, 2013 annual report, which is available at no charge upon request.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.06	0.01	0.07	0.05
Net realized and unrealized gain on investments	1.72	1.72	1.73	1.71
Total from investment operations	1.78	1.73	1.80	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.05)	(0.07)	(0.06)
Total distributions	(0.06)	(0.05)	(0.07)	(0.06)

Net asset value, end of period	$ 11.72	$ 11.68	$ 11.73	$ 11.70

Total return (3)(4)	17.86%	17.28%	18.07%	17.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 11,641	$ 32	$ 1,221	$ 63
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.63%	2.38%	1.38%	1.88%
Expenses, net waiver/reimbursement (5)	1.20%	1.95%	0.95%	1.45%
Net investment income (loss), before waiver/reimbursement (5)	0.49%	(0.30)%	0.53%	0.25%
Net investment income, net waiver/reimbursement (5)	0.92%	0.13%	0.96%	0.68%
Portfolio turnover rate (4)	14.88%	14.88%	14.88%	14.88%

(1)	The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.05	(0.04)	0.03	0.00	(3)
Net realized and unrealized gain on investments	2.15	2.17	2.18	2.17
Total from investment operations	2.20	2.13	2.21	2.17

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.04)	(0.06)	(0.05)
Total distributions	(0.06)	(0.04)	(0.06)	(0.05)

Net asset value, end of period	$ 12.14	$ 12.09	$ 12.15	$ 12.12

Total return (4)(5)	22.04%	21.36%	22.21%	21.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,889	$ 204	$ 1,594	$ 26
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.20%	2.95%	1.95%	2.45%
Expenses, net waiver/reimbursement (6)	1.25%	2.00%	1.00%	1.50%
Net investment loss, before waiver/reimbursement (6)	(0.22)%	(1.56)%	(0.51)%	(1.00)%
Net investment income (loss), net waiver/reimbursement (6)	0.73%	(0.61)%	0.44%	(0.05)%
Portfolio turnover rate (5)	25.25%	25.25%	25.25%	25.25%

(1)	The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.15	0.22	0.24	0.21
Net realized and unrealized gain on investments	0.87	0.76	0.80	0.80
Total from investment operations	1.02	0.98	1.04	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.11)	(0.15)	(0.13)
Total distributions	(0.14)	(0.11)	(0.15)	(0.13)

Net asset value, end of period	$ 10.88	$ 10.87	$ 10.89	$ 10.88

Total return (3)(4)	10.23%	9.79%	10.42%	10.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 8,274	$ 18	$ 8	$ 5
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	3.67%	4.42%	3.42%	3.92%
Expenses, net waiver/reimbursement (5)	1.40%	2.15%	1.15%	1.65%
Net investment income (loss), before waiver/reimbursement (5)	(0.08)%	0.95%	1.19%	0.80%
Net investment income, net waiver/reimbursement (5)	2.19%	3.22%	3.46%	3.07%
Portfolio turnover rate (4)	27.47%	27.47%	27.47%	27.47%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.08	0.10	0.14	0.12
Net realized and unrealized loss on investments	(0.28)	(0.33)	(0.32)	(0.33)
Total from investment operations	(0.20)	(0.23)	(0.18)	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.05)	(0.07)	(0.07)
Total distributions	(0.06)	(0.05)	(0.07)	(0.07)

Net asset value, end of period	$ 9.74	$ 9.72	$ 9.75	$ 9.72

Total return (3)(4)	(1.97)%	(2.35)%	(1.79)%	(2.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,207	$ 209	$ 970	$ 37
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	8.32%	9.07%	8.07%	8.57%
Expenses, net waiver/reimbursement (5)	1.45%	2.20%	1.20%	1.70%
Net investment loss, before waiver/reimbursement (5)	(5.69)%	(5.40)%	(4.81)%	(4.98)%
Net investment income, net waiver/reimbursement (5)	1.18%	1.47%	2.06%	1.89%
Portfolio turnover rate (4)	25.32%	25.32%	25.32%	25.32%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.12	0.09	0.19	0.12
Net realized and unrealized gain on investments	0.97	0.96	0.91	0.95
Total from investment operations	1.09	1.05	1.10	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.09)	(0.18)	(0.12)
In excess of net investment income	(0.08)	(0.08)	(0.03)	(0.07)
Total distributions	(0.20)	(0.17)	(0.21)	(0.19)

Net asset value, end of period	$ 10.89	$ 10.88	$ 10.89	$ 10.88

Total return (3)(4)	10.82%	10.45%	11.00%	10.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,395	$ 337	$ 608	$ 21
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.99%	2.74%	1.74%	2.24%
Expenses, net waiver/reimbursement (5)	1.40%	2.15%	1.15%	1.65%
Net investment income, before waiver/reimbursement (5)	1.25%	0.65%	1.97%	1.17%
Net investment income, net waiver/reimbursement (5)	1.84%	1.24%	2.56%	1.76%
Portfolio turnover rate (4)	35.24%	35.24%	35.24%	35.24%

(1)	The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.04	(0.03)	0.05	0.00	(3)
Net realized and unrealized gain on investments	1.71	1.72	1.71	1.73
Total from investment operations	1.75	1.69	1.76	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.02)	(0.05)	(0.04)
Total distributions	(0.04)	(0.02)	(0.05)	(0.04)

Net asset value, end of period	$ 11.71	$ 11.67	$ 11.71	$ 11.69

Total return (4)(5)	17.49%	16.98%	17.65%	17.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 20,008	$ 2,673	$ 4,205	$ 1,077
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.89%	2.64%	1.64%	2.14%
Expenses, net waiver/reimbursement (6)	1.60%	2.35%	1.35%	1.85%
Net investment income (loss), before waiver/reimbursement (6)	0.22%	(0.63)%	0.34%	(0.24)%
Net investment income (loss), net waiver/reimbursement (6)	0.51%	(0.34)%	0.63%	0.05%
Portfolio turnover rate (5)	12.78%	12.78%	12.78%	12.78%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.09)	(0.03)	(0.06)
Net realized and unrealized gain on investments (3)	0.41	0.36	0.40	0.41
Total from investment operations	0.36	0.27	0.37	0.35

Net asset value, end of period	$ 10.36	$ 10.27	$ 10.37	$ 10.35

Total return (4)(5)	3.60%	2.70%	3.70%	3.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 6,022	$ 5	$ 4,650	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (6)(7)	2.06%	2.81%	1.81%	2.31%
Expenses, net waiver/reimbursement (6)(7)	1.60%	2.35%	1.35%	1.85%
Net investment loss, before waiver/reimbursement (6)(7)	(1.17)%	(1.89)%	(0.94)%	(1.37)%
Net investment loss, net waiver/reimbursement (6)(7)	(0.71)%	(1.43)%	(0.48)%	(0.91)%
Portfolio turnover rate (5)	0.14%	0.14%	0.14%	0.14%

(1)	The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.12	0.18	0.16	0.23
Net realized and unrealized gain on investments	0.44	0.34	0.41	0.31
Total from investment operations	0.56	0.52	0.57	0.54

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.09)	(0.11)	(0.09)
Total distributions	(0.10)	(0.09)	(0.11)	(0.09)

Net asset value, end of period	$ 10.46	$ 10.43	$ 10.46	$ 10.45

Total return (3)(4)	5.61%	5.20%	5.67%	5.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 11,815	$ 429	$ 7,063	$ 53
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	3.59%	4.34%	3.34%	3.84%
Expenses, net waiver/reimbursement (5)	1.65%	2.40%	1.40%	1.90%
Net investment income (loss), before waiver/reimbursement (5)	(0.06)%	0.83%	0.55%	1.51%
Net investment income, net waiver/reimbursement (5)	1.88%	2.77%	2.49%	3.45%
Portfolio turnover rate (4)	26.59%	26.59%	26.59%	26.59%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.09)	(0.04)	(0.06)
Net realized and unrealized loss on investments	(0.56)	(0.57)	(0.55)	(0.57)
Total from investment operations	(0.61)	(0.66)	(0.59)	(0.63)

Net asset value, end of period	$ 9.39	$ 9.34	$ 9.41	$ 9.37

Total return (3)(4)	(6.10)%	(6.60)%	(5.90)%	(6.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,505	$ 16	$ 13,844	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.71%	2.46%	1.46%	1.96%
Expenses, net waiver/reimbursement (5)(6)	1.60%	2.35%	1.35%	1.85%
Net investment loss, before waiver/reimbursement (5)(6)	(0.88)%	(1.62)%	(0.76)%	(1.15)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.77)%	(1.51)%	(0.65)%	(1.04)%
Portfolio turnover rate (4)	0.07%	0.07%	0.07%	0.07%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.03)	(0.07)	(0.02)	(0.05)
Net realized and unrealized loss on investments	(1.11)	(1.11)	(1.11)	(1.10)
Total from investment operations	(1.14)	(1.18)	(1.13)	(1.15)

Net asset value, end of period	$ 8.86	$ 8.82	$ 8.87	$ 8.85

Total return (3)(4)	(11.40)%	(11.80)%	(11.30)%	(11.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,309	$ 73	$ 6,379	$ 18
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.53%	2.28%	1.28%	1.78%
Expenses, net waiver/reimbursement (5)(6)	1.40%	2.15%	1.15%	1.65%
Net investment loss, before waiver/reimbursement (5)(6)	(0.67)%	(1.42)%	(0.48)%	(0.91)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.54)%	(1.29)%	(0.35)%	(0.78)%
Portfolio turnover rate (4)	0.18%	0.18%	0.18%	0.18%

(1)	The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I		Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)	(0.06)	0.00	(3)	(0.03)
Net realized and unrealized loss on investments	(0.21)	(0.20)	(0.19)		(0.20)
Total from investment operations	(0.22)	(0.26)	(0.19)		(0.23)

Net asset value, end of period	$ 9.78	$ 9.74	$ 9.81		$ 9.77

Total return (4)(5)	(2.20)%	(2.60)%	(1.90)%		(2.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 11,648	$ 137	$ 9,095		$ 34
Ratios to average net assets
Expenses, before waiver/reimbursement (6)(7)	1.35%	2.10%	1.10%		1.60%
Expenses, net waiver/reimbursement (6)(7)	1.15%	1.90%	0.90%		1.40%
Net investment income (loss), before waiver/reimbursement (6)(7)	(0.43)%	(1.13)%	(0.20)%		(0.63)%
Net investment income (loss), net waiver/reimbursement (6)(7)	(0.23)%	(0.93)%	0.00%		(0.43)%
Portfolio turnover rate (5)	0.08%	0.08%	0.08%		0.08%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.01	(0.03)	0.03	0.01
Net realized and unrealized loss on investments	(0.29)	(0.28)	(0.29)	(0.29)
Total from investment operations	(0.28)	(0.31)	(0.26)	(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.01)	(0.01)	(0.02)	(0.01)
Total distributions	(0.01)	(0.01)	(0.02)	(0.01)

Net asset value, end of period	$ 9.71	$ 9.68	$ 9.72	$ 9.71

Total return (3)(4)	(2.76)%	(3.15)%	(2.60)%	(2.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 36,826	$ 282	$ 1	$ 102
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.02%	1.77%	0.77%	1.27%
Expenses, net waiver/reimbursement (5)(6)	0.85%	1.60%	0.60%	1.10%
Net investment income (loss), before waiver/reimbursement (5)(6)	0.06%	(0.58)%	0.31%	(0.08)%
Net investment income (loss), net waiver/reimbursement (5)(6)	0.23%	(0.41)%	0.48%	0.09%
Portfolio turnover rate (4)	0.04%	0.04%	0.04%	0.04%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period
	For the Period Ended June 30, 2013 (1)

	Class A		Class I

Net asset value, beginning of period	$ 10.00		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.03		0.03
Net realized and unrealized loss on investments	0.00	(2)	0.00	(2)
Total from investment operations	0.03		0.03

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.03)
Total distributions	(0.03)		(0.03)

Net asset value, end of period	$ 10.00		$ 10.00

Total return (3)(4)	0.25%		0.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,161		$ 4,642
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.06%		0.81%
Expenses, net waiver/reimbursement (5)	0.55%		0.30%
Net investment income (loss), before waiver/reimbursement (5)	(0.06)%		0.25%
Net investment income, net waiver/reimbursement (5)	0.45%		0.76%
Portfolio turnover rate (4)	0%		0%

(1) The Fund commenced operations on November 19, 2012.
(2) Amount represents less than $0.01 per share.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■

Social Security number and wire transfer instructions

■

account transactions and transaction history

■

investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Compass EMP Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes - information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-888-944-4367

What we do
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

■

open and account or deposit money

■

direct us to buy securities or direct us to sell your securities

■

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates' everyday business purposes-information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■

Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds' investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust doesn’t jointly market.

Advisor	Compass Efficient Model Portfolios, LLC 213 Overlook Circle, Suite A-1 Brentwood, TN 37027	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, NE 68130
Independent Registered Public Accountant	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	US Bank, N.A. 1555 N. Rivercenter Dr. Milwaukee, WI 53212	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Additional information about the Funds are included in the Fund's Statement of Additional Information dated November 1, 2013 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about a Fund's policies and management.  Additional information about a Fund's investments will also be available in a Fund's Annual and Semi-Annual Reports to Shareholders.  In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about a Fund, or to make shareholder inquiries about a Fund, please call 1-888-944-4367.  You may also write to:

Compass EMP Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska  68130

You may review and obtain copies of a Fund's information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22696